Property, plant and equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

5.	Property, plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at 1 April 2022	75,847	96,665	1,251	175,972	699,652	2,297,908	1,260	940	754,360	400,616	4,132	-	283,024	4,791,627
Additions	4,156	2,327	23,425	1,566	4,077	120,184	-	314	85,703	23,466	9,249	-	-	274,467
Written off	-	-	(1,015)	-	-	(10,817)	-	-	(10,112)	(126,204)	-	-	-	(148,148)
Exchange difference	(3,591)	(4,600)	114	(8,394)	(33,391)	(108,916)	(60)	(43)	(35,445)	(19,940)	(125)	-	(13,520)	(227,911)

As at 31 March 2023/ 1 April 2023	76,412	94,392	23,775	169,144	670,338	2,298,359	1,200	1,211	794,506	277,938	13,256	-	269,504	4,690,035
Additions	3,557	7,699	-	30,094	78,274	-	-	-	25,536	30,891	560	44,706	-	221,317
Written off	(4,694)	(5,916)	-	-	(92,614)	-	-	-	-	-	-	-	-	(103,224)
Exchange difference	(5,012)	(6,250)	(1,567)	(11,670)	(43,908)	(151,410)	(79)	(79)	(52,789)	(18,852)	(884)	(784)	(17,754)	(311,038)

As at 31 March 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090

Accumulated depreciation
As at 1 April 2022	36,565	49,125	570	46,014	330,758	229,791	509	480	187,903	172,196	707	-	258,252	1,312,870
Charge for the financial year	7,312	7,895	2,196	16,483	66,116	228,989	119	148	96,948	39,510	770	-	13,375	479,861
Written off	-	-	(118)	-	-	(1,983)	-	-	(6,904)	(69,981)	-	-	-	(78,986)
Exchange difference	(1,690)	(2,285)	(11)	(2,069)	(15,284)	(9,204)	(24)	(21)	(8,273)	(8,464)	(28)	-	(12,232)	(59,585)

As at 31 March 2023/ 1 April 2023	42,187	54,735	2,637	60,428	381,590	447,593	604	607	269,674	133,261	1,449	-	259,395	1,654,160
Charge for the financial year	7,430	7,702	4,521	16,995	63,059	217,523	85	134	93,229	28,307	1,314	5,702	9,612	455,613
Written off	(2,806)	(2,188)	-	-	(84,147)	-	-	-	-	-	-	-	-	(89,141)
Exchange difference	(2,859)	(3,702)	(254)	(4,280)	(24,767)	(33,305)	(41)	(42)	(19,401)	(9,276)	(118)	(101)	(17,257)	(115,403)

As at 31 March 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229

Carrying amount

As at 31 March 2023	34,225	39,657	21,138	108,716	288,748	1,850,766	596	604	524,832	144,677	11,807	-	10,109	3,035,875

As at 31 March 2024	26,311	33,378	15,304	114,425	276,355	1,515,138	473	433	423,751	137,685	10,287	38,321	-	2,591,861

Included in property, plant and equipment of the Group is motor vehicles under hire-purchase with net book value of approximately USD Nil (2023: USD10,109). These motor vehicles have been charged to local licensed banks for hire-purchase as disclosed in Note 18.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

5.	Property, plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Cost
As at 1 April 2023	76,412	94,392	23,775	169,144	670,338	2,298,359	1,200	1,211	794,506	277,938	13,256	-	269,504	4,690,035
Additions	2,990	4,169	13,012	11,792	77,498	-	-	-	23,716	-	554	26,541	-	160,272
Exchange difference	(4,478)	(5,532)	142,701	(9,913)	(39,288)	(134,708)	(70)	(71)	(46,567)	(160,385)	(777)	-	(15,796)	(274,884))

As at 30 September 2023	74,924	93,029	179,488	171,023	708,548	2,163,651	1,130	1,140	771,655	117,553	13,033	26541	253,708	4,575,423

As at 1 April 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090
Additions	1,475	7,445	-	4,645	-	-	2,778	-	31,295	23,352	1,669	-	-	72,659
Exchange difference	10,338	13,232	3,268	27,598	90,062	315,897	165	166	104,886	42,667	1,903	6,462	37,042	653,686

As at 30 September 2024	82,076	110,602	25,476	219,811	702,152	2,462,846	4,064	1,298	903,434	355,996	16,504	50,384	288,792	5,223,435

Accumulated depreciation
As at 1 April 2023	42,187	54,735	2,637	60,428	381,590	447,593	604	607	269,674	133,261	1,449	-	259,395	1,654,160
Charge for the financial period	3,640	3,777	9,671	8,191	30,630	108,453	42	76	45,466	5,892	651	1,222	6,360	224,071
Exchange difference	(2,482)	(3,217)	51,564	(3,562)	(22,441)	(26,504)	(35)	(35)	(15,919)	(59,569)	(86)	(3)	(15,220)	(97,509)

As at 30 September 2024	43,345	55,295	63,872	65,057	389,779	529,542	611	648	299,221	79,584	2,014	1,219	250,535	1,780,722
As at 1 April 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229
Charge for the financial period	3,902	4,365	2,489	10,111	32,921	120,311	99	36	55,735	16,863	761	4,929	-	250,522
Exchange difference	6,558	8,423	1,075	11,000	50,173	96,931	98	104	48,802	22,805	407	941	37,041	284,358

As at 30 September 2024	54,412	69,335	10,468	94,254	418,829	849,053	845	839	446,039	191,960	3,813	11,471	288,791	2,440,109

Carrying amount

As at 30 September 2023	31,579	37,734	115,616	105,966	318,769	1,634,109	519	492	472,434	37,969	11,019	25,322	3,173	2,794,701

As at 30 September 2024	27,664	41,267	15,008	125,557	283,323	1,613,793	3,219	459	457,395	164,036	12,691	38,913	1	2,783,326

Included in property, plant and equipment of the Group is motor vehicles under hire-purchase with net book value of approximately USD Nil (2023: USD3,172). These motor vehicles have been charged to local licensed banks for hire-purchase as disclosed in Note 18.